Unaudited Condensed Consolidated Interim Statements of Cash Flows € in Millions	9 Months Ended
	Sep. 30, 2022 EUR (€)	Sep. 30, 2021 EUR (€)
Cash flows from operating activities
Profit for the period	€ 212.7	€ 152.2
Adjustments for:
Exceptional items	25.2	21.6
Non-cash fair value purchase price adjustment of inventory	0.0	2.3
Share based payments expense	5.9	1.8
Depreciation and amortization	65.8	50.7
Loss/(gain) on disposal of property, plant and equipment	0.3	(0.2)
Net finance costs	35.1	90.4
Taxation	62.0	42.2
Operating cash flow before changes in working capital, provisions and exceptional items	407.0	361.0
Increase in inventories	(116.3)	(39.5)
(Increase)/decrease in trade and other receivables	(90.0)	7.9
Decrease in trade and other payables	(16.4)	(82.4)
Increase in employee benefits and other provisions	2.6	0.7
Cash generated from operations before tax and exceptional items	186.9	247.7
Cash flows relating to exceptional items	(46.2)	(23.2)
Tax paid	(43.8)	(62.9)
Net cash generated from operating activities	96.9	161.6
Cash flows from investing activities
Business combinations, net of cash acquired	0.4	(597.3)
Purchase of property, plant and equipment and intangibles	(55.4)	(50.7)
Redemption of investments	0.0	15.5
Cash used in investing activities	(55.0)	(632.5)
Cash flows from financing activities
Repurchase of ordinary shares	(26.8)	(10.5)
Issuance of new loan principal	0.0	800.0
Repayment of loan principal	(8.7)	(408.7)
Payments related to shares withheld for taxes	2.8	22.5
Payment of lease liabilities	(19.6)	(14.0)
Payment of financing fees	0.0	(17.6)
Interest paid	(49.4)	(31.3)
Interest received	0.2	0.0
Other financing cash flows	0.3	(2.3)
Net cash (used in)/provided by financing activities	(106.8)	293.1
Net decrease in cash and cash equivalents	(64.9)	(177.8)
Cash and cash equivalents at beginning of period	254.2	382.5
Effect of exchange rate fluctuations	4.4	6.9
Cash and cash equivalents at end of period	194.3	€ 211.6
Cash and cash equivalents at beginning of period	€ 193.7